Investments in Associates (Tables)	12 Months Ended
Dec. 31, 2021
Descrption Of Accounting Policy For Investments In Associates [Abstract]
Schedule of investments in associated companies equity method
	Country of incorporation	Ownership
		2021	2020
Star Rock SAL Lebanon	Lebanon	32.7%	32.7%
Sina SAL Lebanon	Lebanon	32.7%	32.7%
Silver Rock SAL Lebanon	Lebanon	32.7%	32.7%
Golden Rock SAL Lebanon	Lebanon	32.7%	32.7%

Schedule of movement on investments in associates
	2021	2020
	USD ‘000	USD ‘000
Opening balance	11,583	13,062
Opening balance adjustments for hyperinflation and effect of movements in exchange rates recognised in other comprehensive income	1,358	—
Adjusted opening balance	12,941	13,062

Share of associated companies’ financial results	(227)	(79)
Investment properties fair value adjustment	(7,021)	(1,902)
Reversal of provision for contingent liabilities	—	502
Share of loss from associates	(7,248)	(1,479)
Ending balance	5,693	11,583

Schedule of summarized information of the Group's investments in associates for each year presented
	2021
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Current assets	7	11	3	344	365
Non-current assets	1,870	1,287	2,091	13,538	18,786
Current liabilities	(120)	(148)	(29)	(182)	(479)
Non-current liabilities	(152)	(152)	(151)	(805)	(1,260)
Net assets	1,605	998	1,914	12,895	17,412
The Group’s share of net assets	525	326	626	4,216	5,693
	2020
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Current assets	102	40	85	935	1,162
Non-current assets	4,328	3,290	4,694	28,932	41,244
Current liabilities	(1,816)	(2,209)	(403)	(2,555)	(6,983)
Net assets	2,614	1,121	4,376	27,312	35,423
The Group’s share of net assets	855	367	1,431	8,930	11,583

Schedule of group's share of (loss) profit from associate
	2021
	Star Rock SAL Lebanon	Sina SAL Lebanon	Silver Rock SAL Lebanon	Golden Rock SAL Lebanon	Total
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	11	—	2	422	435
Net loss	(2,456)	(2,007)	(2,608)	(15,095)	(22,166)
The Group’s share of loss	(803)	(656)	(853)	(4,936)	(7,248)
	2020
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	47	4	41	750	842
Net loss	(492)	(340)	(620)	(3,071)	(4,523)
The Group’s share of loss	(161)	(111)	(203)	(1,004)	(1,479)
	2019
	USD ‘000	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Associates’ revenues and results:
Revenues	72	61	112	1,038	1,283
Net loss	(207)	(115)	(98)	(730)	(1,150)
The Group’s share of loss	(67)	(38)	(32)	(239)	(376)

Schedule of the valuation of the investment properties owned by the associates
	%	Impact on consolidated statement of income for the increase in price per square meter	Impact on consolidated statement of income for the decrease in price per square meter
		USD ‘000	USD ‘000
2021	+/ – 20	1,511	(1,511)
2020	+/ – 20	1,773	(1,773)
2019	+/ – 20	7,269	(7,269)